Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	0
Preferred stock, shares issued		494,840	0
Preferred stock, shares outstanding		494,840	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	70,000,000	70,000,000	10,000,000
Common stock, shares issued	6,921,564	5,273,611	381,484
Common stock, shares outstanding	6,921,564	5,273,611	381,484
Convertible notes payable, noncurrent			$ 1,452,562
Preferred stock, shares designated		500,000	0
2022 and 2023 Convertible Notes [Member]
Warrant liabilities			$ 794,868
2022 and 2023 Convertible Notes [Member] | Related Party [Member]
Convertible notes payable, fair Value		0	17,220,203
Warrant liability, fair value		0	340,918
Warrant liabilities			340,918
Whiskey Notes [Member]
Convertible notes payable, noncurrent			1,452,562
Warrant liabilities			1,512,692
Whiskey Notes [Member] | Related Party [Member]
Convertible notes payable, noncurrent		0	390,607
Warrant liabilities		$ 0	$ 406,774
Preferred Class A [Member]
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	494,840	494,840
Preferred stock, shares outstanding	494,840	494,840
Preferred Class B [Member]
Preferred stock, shares authorized	750,000	0
Preferred stock, shares issued	167,981	0
Preferred stock, shares outstanding	167,981	0